Employee benefits: variable compensation - Effect on income statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	$ 9,414	$ 7,669	$ 7,636
Variable compensation deferred to the next and following years	6,835	6,242	5,672
Variable compensation related to share-based compensation	930	818	680
Variable compensation related to share-based compensation - performance awards	606	575	457
Variable compensation related to share-based compensation - other variable compensation	105	46	56
Variable compensation related to share-based compensation - financial advisor variable compensation	219	197	166
Variable compensation related to share-based compensation recognized within other personnel expenses categories	101	135	80
Salaries related to share-based compensation	2	4	4
Social security related to share-based compensation	74	109	57
Personnel expenses related to share-based compensation - Equity Plus Plan	25	22	19
Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	7,730	6,169	6,304
Variable compensation deferred to the next and following years	1,927	1,997	2,101
Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	1,684	1,500	1,332
Variable compensation deferred to the next and following years	4,908	4,245	3,571
Variable compensation - performance awards
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	3,511	2,841	2,910
Variable compensation deferred to the next and following years	1,493	1,268	1,312
Variable compensation - performance awards | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	2,932	2,240	2,358
Variable compensation deferred to the next and following years	679	537	582
Variable compensation - performance awards | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	579	601	552
Variable compensation deferred to the next and following years	814	731	730
Non-deferred cash
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	2,410	1,848	2,003
Variable compensation deferred to the next and following years	0	0	0
Non-deferred cash | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	2,469	1,884	2,012
Variable compensation deferred to the next and following years	0	0	0
Non-deferred cash | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	(59)	(36)	(9)
Variable compensation deferred to the next and following years	0	0	0
Deferred compensation awards
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	1,101	993	907
Variable compensation deferred to the next and following years	1,493	1,268	1,312
Deferred compensation awards | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	463	356	346
Variable compensation deferred to the next and following years	679	537	582
Deferred compensation awards | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	638	637	561
Variable compensation deferred to the next and following years	814	731	730
of which: Equity Ownership Plan
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	409	415	416
Variable compensation deferred to the next and following years	451	416	534
of which: Equity Ownership Plan | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	146	95	191
Variable compensation deferred to the next and following years	242	180	294
of which: Equity Ownership Plan | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	263	319	225
Variable compensation deferred to the next and following years	209	235	240
of which: Deferred Contingent Capital Plan
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	431	357	334
Variable compensation deferred to the next and following years	777	652	634
of which: Deferred Contingent Capital Plan | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	163	124	123
Variable compensation deferred to the next and following years	286	216	238
of which: Deferred Contingent Capital Plan | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	268	233	211
Variable compensation deferred to the next and following years	491	436	395
of which: Long Term Incentive Plan
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	197	160	41
Variable compensation deferred to the next and following years	214	145	70
of which: Long Term Incentive Plan | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	131	121	11
Variable compensation deferred to the next and following years	124	112	30
of which: Long Term Incentive Plan | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	67	39	30
Variable compensation deferred to the next and following years	90	33	40
of which: Fund Ownership Plan
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	64	61	116
Variable compensation deferred to the next and following years	52	55	74
of which: Fund Ownership Plan | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	24	15	21
Variable compensation deferred to the next and following years	27	28	20
of which: Fund Ownership Plan | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	41	45	95
Variable compensation deferred to the next and following years	24	27	54
Variable compensation - other
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	610	279	217
Variable compensation deferred to the next and following years	675	438	419
Variable compensation - other | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	314	168	146
Variable compensation deferred to the next and following years	220	224	230
Variable compensation - other | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	297	111	72
Variable compensation deferred to the next and following years	455	214	189
Variable compensation - financial advisors
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	5,293	4,549	4,508
Variable compensation deferred to the next and following years	4,667	4,536	3,942
Variable compensation - financial advisors | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	4,485	3,761	3,799
Variable compensation deferred to the next and following years	1,028	1,236	1,290
Variable compensation - financial advisors | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	808	788	709
Variable compensation deferred to the next and following years	3,639	3,300	2,652
of which: non-deferred cash
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	4,124	3,436	3,481
Variable compensation deferred to the next and following years	0	0	0
of which: non-deferred cash | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	4,125	3,440	3,481
Variable compensation deferred to the next and following years	0	0	0
of which: non-deferred cash | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	(1)	(4)	0
Variable compensation deferred to the next and following years	0	0	0
of which: deferred share-based awards
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	219	197	166
Variable compensation deferred to the next and following years	362	321	302
of which: deferred share-based awards | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	123	110	104
Variable compensation deferred to the next and following years	130	113	122
of which: deferred share-based awards | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	96	87	62
Variable compensation deferred to the next and following years	232	209	180
of which: deferred cash-based awards
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	443	414	400
Variable compensation deferred to the next and following years	1,652	1,331	1,224
of which: deferred cash-based awards | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	203	169	185
Variable compensation deferred to the next and following years	476	301	588
of which: deferred cash-based awards | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	239	245	215
Variable compensation deferred to the next and following years	1,176	1,029	636
of which : compensation commitments with recruited financial advisors
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	507	501	461
Variable compensation deferred to the next and following years	2,653	2,884	2,416
of which : compensation commitments with recruited financial advisors | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	33	42	29
Variable compensation deferred to the next and following years	422	822	580
of which : compensation commitments with recruited financial advisors | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	474	459	432
Variable compensation deferred to the next and following years	$ 2,231	$ 2,062	$ 1,836